FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS - Part 3 (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current maturities, fair value	$ 8.2	$ 7.5
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current maturities, carrying value	$ 7.8	$ 6.5